Income Taxes - Schedule of Statutory Federal Income Tax Rate (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statutory Federal Income Tax Rate [Abstract]
Statutory federal income taxes	21.00%	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate, net